UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 449,830	$ 332,329
Restricted cash	91	72
Inventory	5,584	5,260
Other current assets	26,017	16,327
Total current assets	482,500	354,048
Non-current assets
Derivative instruments	58,673	55,515
Vessels and equipment, net	2,254,727	2,269,946
Other fixed assets	3	3
Total non-current assets	2,313,403	2,325,464
Total assets	2,795,903	2,679,512
Current liabilities
Current portion of long-term debt	103,461	95,507
Derivative instruments	126	0
Accounts payable	5,436	1,794
Other current liabilities	55,944	55,569
Total current liabilities	165,722	153,198
Non-current liabilities
Long-term debt	1,760,455	1,619,224
Total non-current liabilities	1,760,455	1,619,224
Total liabilities	1,926,177	1,772,422
Equity
Share capital (June 30, 2023: 54,520,325 (December 31, 2022: 54,520,325) shares issued, par value $0.10 per share)	5,452	5,452
Treasury shares (June 30, 2023: 838,185 (December 31, 2022: 838,185))	(8,082)	(8,082)
Additional paid in capital	1,204,440	1,203,407
Accumulated deficit	(332,084)	(293,687)
Total equity	869,726	907,090
Total equity and liabilities	2,795,903	2,679,512
Related party
Current assets
Receivables due from related parties	978	60
Current liabilities
Payables due to related parties	$ 755	$ 328